Document And Entity Information	12 Months Ended
Apr. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Elastic N.V.
Entity Central Index Key	0001707753
Document Type	S-4
Amendment Flag	false
Document Period End Date	Apr. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Address, State or Province	California
Entity Address, Address Line One	800 West El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Mountain View
Entity Address, Postal Zip Code	94040
City Area Code	(650)
Local Phone Number	458-2620